Note 14 - Stock Warrants and Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants for Number of Shares	Weighted-Average Exercise Price
Outstanding as of January 1, 2015	22,148,045	$0.23
Issued	—	—
Exercised	—	—
Cancelled/expired	—	—
Outstanding as of September 30, 2015	22,148,045	$0.23

	Warrants for Number of Shares	Weighted-Average Exercise Price
Outstanding as of December 31, 2013	9,648,045	$0.49
Issued	12,500,000	0.02
Exercised	—	—
Cancelled/expired	—	—
Outstanding as of December, 2014	22,148,045	$0.23